Loans - Loans Individually Evaluated for Impairment by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	$ 95,358	$ 109,305
Recorded investment	70,426	80,664	$ 73,712
Allowance for loan losses allocated	548	4,191
Impaired Financing Receivable, Average Recorded Investment	79,496	70,762	92,614
Impaired Financing Receivable, Interest Income, Cash Basis Method	4,777	1,963	2,678
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	20,624	30,595	19,106
Impaired Financing Receivable, Average Recorded Investment	26,821	20,179	19,518
Impaired Financing Receivable, Interest Income, Cash Basis Method	885	340	360
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	24,474	18,025	21,989
Impaired Financing Receivable, Average Recorded Investment	22,828	17,883	31,945
Impaired Financing Receivable, Interest Income, Cash Basis Method	884	550	1,027
Remaining commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	2,226	4,676	5,609
Impaired Financing Receivable, Average Recorded Investment	3,906	5,666	8,784
Impaired Financing Receivable, Interest Income, Cash Basis Method	66	26	61
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	23,102	25,324	24,930
Impaired Financing Receivable, Average Recorded Investment	24,341	24,968	28,306
Impaired Financing Receivable, Interest Income, Cash Basis Method	2,942	1,026	1,084
Consumer
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	3		403
Construction Real Estate Vision Commercial Land And Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment		2,044	2,078
Impaired Financing Receivable, Average Recorded Investment	1,597	2,066	3,658
Impaired Financing Receivable, Interest Income, Cash Basis Method		21	$ 146
With no related allowance recorded | Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	41,075	32,583
Recorded investment	19,965	18,763
With no related allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	23,961	15,138
Recorded investment	23,474	14,916
With no related allowance recorded | SEPH commercial land and development
Financing Receivable, Impaired [Line Items]
Unpaid principal balance		10,834
Recorded investment		2,044
With no related allowance recorded | Remaining commercial
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	3,662	2,506
Recorded investment	2,226	1,531
With no related allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	24,409	23,798
Recorded investment	$ 22,687	$ 23,480